TRADE PAYABLES AND OTHER (Tables)	6 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
Schedule of Trade Payables and Other

	At June 30, 2020		At December 31, 2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	683	—	711
Fixed assets payables	—	29	—	43
Employees' entitlements	—	173	—	171
Taxes payable other than income tax	—	33	—	14
Contract liabilities and other liabilities to customers	5	78	6	54
Other payables	14	7	15	6
Total other	19	320	21	288
Total trade payables and other	19	1,003	21	999

Schedule of Contract Liabilities

	At June 30, 2020		At December 31, 2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	2	—	2	—
Advance payment from customers	1	4	2	5
Unrecognized variable consideration (A)	2	57	2	46
Other	—	17	—	3
Total contract liabilities and other liabilities to customers	5	78	6	54

(A)	Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds, penalties and price concessions.